Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

3. Fair Value of Financial Instruments

The following tables show assets measured at fair value on a recurring basis as of December 31, 2021 (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$40,224	$—	$—
	$40,224	$—	$—

There were no liabilities measured at fair value on a recurring basis as of December 31, 2021. There were no assets or liabilities measured at fair value on a recurring basis as of December 31, 2020.